Note 15. Employee Related Liabilities (Net Periodic Benefit Cost) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Rate of compensation increase		0.44%
Pension Plans [Member]
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Service cost	$ 1.0	$ 1.0	$ 1.1
Interest cost	7.1	6.7	7.8
Expected return on plan assets	(14.5)	(13.7)	(13.8)
Amortization of prior service cost	0	0	0
Net actuarial loss (gain)	1.8	2.9	4.1
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements	3.1	0	6.7
Net periodic benefit cost (income)	(1.5)	(3.1)	5.9
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	3.80%	3.14%	3.65%
Expected return on plan assets	8.39%	8.38%	8.34%
Rate of compensation increase	0.60%		3.59%
Health Care and Other Plans [Member]
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Service cost	0	0	0
Interest cost	0.7	0.7	0.8
Expected return on plan assets	0	0	0
Amortization of prior service cost	(0.7)	(0.7)	(0.7)
Net actuarial loss (gain)	(1.2)	(0.1)	(0.5)
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements	0	0	0
Net periodic benefit cost (income)	$ (1.2)	$ (0.1)	$ (0.4)
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	4.27%	3.38%	3.93%
Rate of compensation increase	3.75%	3.75%	3.75%
Current medical cost trend rate	7.80%	8.00%	8.00%
Ultimate medical cost trend rate	4.50%	4.50%	5.00%
Year the rate reaches ultimate trend rate	2022	2022	2018